Provisions - Provision for off-balance-sheet risk (Details) - Provisions for off-balance sheet risk - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Other provisions.	$ 1,108	$ 1,232
Available lines of credit cards and non-revolving consumer loans
Disclosure of other provisions [line items]
Other provisions.	941	906
Guarantees and loan commitments of commercial and public sector loans
Disclosure of other provisions [line items]
Other provisions.	$ 167	$ 326